Financial Risk Factors and Risk Management - Credit Risk Exposure from Cash, Time Deposits, and Debt Securities (Details) - Cash, Time Deposits And Debt Securities - Credit Risk - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK FACTORS
Weighted Average Loss Rate	(0.10%)	(0.10%)
Gross Carrying Amount Not Credit-Impaired	€ 6,633	€ 6,930
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ (6)	€ (6)
Risk class 1- low risk | AAA - BBB
FINANCIAL RISK FACTORS
Weighted Average Loss Rate	(0.00%)	(0.00%)
Gross Carrying Amount Not Credit-Impaired	€ 6,554	€ 6,864
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ (3)	€ (3)
Risk class 2- high risk | BB - D
FINANCIAL RISK FACTORS
Weighted Average Loss Rate	(0.00%)	(0.00%)
Gross Carrying Amount Not Credit-Impaired	€ 33	€ 37
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ 0	€ 0
Unrated
FINANCIAL RISK FACTORS
Weighted Average Loss Rate	(6.50%)	(10.30%)
Gross Carrying Amount Not Credit-Impaired	€ 46	€ 29
Gross Carrying Amount Credit-Impaired	0	0
ECL Allowance	€ (3)	€ (3)